Long-term investments (Summary of long-term investments) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Schedule of Cost-method Investments [Line Items]
Cost method investments		¥ 3,872,573			¥ 2,150,260
Equity method investments		1,282,033			122,396
Fair value method investments with amount		931,905			1,093,250
Total long-term investments		6,086,511			3,365,906			$ 872,468
Income (Loss) from Equity Method Investments		(9,423)		$ (1,351)	¥ (91,497)		¥ (687,400)
Equity method investments		¥ 11,800
Ownership percentage acquired		68.80%			68.80%			68.80%
Investment In 5I5 J [Member]
Schedule of Cost-method Investments [Line Items]
Fair value method investments with amount	[1]	¥ 840,450			¥ 910,650
Noncontrolling Interest, Ownership Percentage by Parent					8.30%
Equity investments with readily determinable fair values					¥ 1,100,000
Unrealized Gain (Loss) on Investments		70,200			157,400
Preferred shares
Schedule of Cost-method Investments [Line Items]
Cash consideration		80,000
Ordinary shares
Schedule of Cost-method Investments [Line Items]
Value of business resources		94,900
Others [Member]
Schedule of Cost-method Investments [Line Items]
Fair value method investments with amount		91,455			182,600
Others [Member] | Investment In 5I5 J [Member]
Schedule of Cost-method Investments [Line Items]
Equity Securities Without Readily Determinable Fair Value Amount Other		199,900
Investment in investee F [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments	[2]	704,806			0
Payment of cash consideration		700,000
Income (Loss) from Equity Method Investments		4,800
Investment In Investee G [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments		324,383	[3]		75,941	[3]	99,000
Payment of cash consideration		198,000
Income (Loss) from Equity Method Investments		50,400			900		24,000
Investment in investee H [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments	[4]	120,025			0
Investment In Sweetome Investee [Member]
Schedule of Cost-method Investments [Line Items]
Total cash consideration		160,000
Value of business resources		¥ 94,900
Term for exchange of shares		4 years		4 years
Ai Fang
Schedule of Cost-method Investments [Line Items]
Payment of cash consideration		¥ 153,000
Income (Loss) from Equity Method Investments		¥ 33,000
Ownership percentage acquired		30.00%						30.00%
Investment in Series A Guazi Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[5]	¥ 1,897,877			583,284
Realized gains on securities		4,760,500
Unrealized gains on securities		1,381,100
Investment in Investee Tujia [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[6]	278,071			273,568
Investment in Investee Tujia [Member] | Preferred shares | Cost-method Investments [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments										¥ 276,500	$ 39,900
Investment In Investee A [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments		303,771	[7]		298,850	[7]	284,500		$ 43,500
Investment In Investee B [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[8]	300,000			300,000
Investment In Investee C [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments		235,253			231,442
Investment In Investee D [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments		139,524			137,264
Investment In Investee E [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments		150,000			0
Investment in Sweetome [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[9]	82,026			10,057
Equity method investments	[9]	102,954			0
Investment in Sweetome [Member] | Preferred shares
Schedule of Cost-method Investments [Line Items]
Cash consideration							2,000
Investment in Sweetome [Member] | Ordinary shares
Schedule of Cost-method Investments [Line Items]
Cash consideration							8,000
Investment in 58 Home Series A Preference Shares [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[10]	0			18,525
Equity method investments		0
Variable Interest Entity, Initial Consolidation, Gain (Loss)					79,600		¥ 663,200
Others [Member]
Schedule of Cost-method Investments [Line Items]
Cost method investments	[11]	486,051			297,270
Equity method investments		29,865			46,455
Investment in 58 Home Ordinary Shares [Member]
Schedule of Cost-method Investments [Line Items]
Equity method investments					¥ 0
Variable Interest Entity, Initial Consolidation, Gain (Loss)		¥ 17,700

[1]	In 2018, the Group acquired a minority stake of approximately 8.3% in 5I5J Holding Group Co., Ltd., or 5I5J, a major secondary and rental brokerage company listed on the Shanghai Stock Exchange in mainland China, for a consideration of approximately RMB1.1 billion in cash. The Group classified this investment as equity investments with readily determinable fair values under long-term investments and reported the investment at fair value using a market approach based on the investee’s quoted market price. As of December 31, 2018 and 2019, the fair value of the investment held by the Group was RMB910.7 million and RMB840.5 million, respectively, and the Group recognized an unrealized loss in fair value of RMB157.4 million and RMB70.2 million, respectively, for the year ended December 31, 2018 and 2019 in investment income, net in the Group’s consolidated statements of comprehensive income.
[2]	In 2019, the Group invested in common shares of Investee F, for cash consideration of RMB700.0 million. The investment is accounted for under equity method as the Group can exert significant influence over the investee. For the year ended December 31, 2019, the Group recorded RMB4.8 million gain in share of results of equity investees in the consolidated statements of comprehensive income.
[3]	In 2017 and 2019, the Group invested in common shares of Investee G for cash consideration of RMB99.0 million and RMB198.0 million, respectively. Investee G is mainly engaged in the consumer finance business. The investment is accounted for under equity method as the Group can exert significant influence over the investee. The Group recorded RMB24.0 million loss, RMB0.9 million gain and RMB50.4 million gain in share of results of equity investees in the consolidated statements of comprehensive income, for the year ended December 31, 2017, 2018 and 2019, respectively.
[4]	In 2019, the Group invested in common shares of Shanghai Gengying Information Technology Co., Ltd. ("Ai Fang") for cash consideration of RMB153.0 million and held 30% of the equity interests in Ai Fang as of December 31, 2019. Ai Fang is mainly engaged in real estate related business. The investment is accounted for under equity method as the Group can exert significant influence over the investee. For the year ended December 31, 2019, the Group recorded RMB33.0 million loss in share of results of equity investees in the consolidated statements of comprehensive income.
[5]	The investment in Guazi consists of investments in Series A Guazi Shares and Series B1 Guazi Shares, which are measured under measurement alternative, because the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price.
[6]	The Group invested in ordinary shares and series D preference shares of Tujia.com International (“Tujia”) in 2016. The investment in Tujia ordinary shares and series D preference shares was measured at fair value of RMB276.5 million (US$39.9 million) on the date of investment and was subsequently accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 because the preference shares were not considered as in-substance common stock, the ordinary shares could not exert significant influence over the investee, and neither the preference shares nor the ordinary shares have readily determinable fair value or quoted market price. For the year ended December 31, 2018 and 2019, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.
[7]	In 2017, the Group acquired shares of investee A for cash consideration of RMB284.5 million (US$43.5 million). Investee A is mainly engaged in the business of property management. The investment was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 as the shares invested by the Group were not considered as in-substance common stock and the shares did not have readily determinable fair value. For the year ended December 31, 2018 and 2019, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.
[8]	In 2018, the Group invested RMB300.0 million in a third-party company or Investee B. The Group’s shares invested in Investee B were not considered as in-substance common stock, and did not have readily determinable fair value or quoted market price, therefore, the investment was accounted for under measurement alternative according to ASC 323 and ASU 2016-01. For the year ended December 31, 2018 and 2019, the Group did not identify any observable price change in this investment, which refer to the price changes in orderly transactions for an identical or similar investment in the investee.
[9]	In 2017, the Group acquired preference shares and ordinary shares of Sweetome for cash consideration of RMB2.0 million and RMB8.0 million, respectively. Sweetome is mainly engaged in providing short-term leasing services and homestay hotels services. The investment in ordinary shares of Sweetome was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 because the ordinary shares could not exert significant influence over the investee, and the ordinary shares did not have readily determinable fair value or quoted market price. The investment in preference shares of Sweetome was accounted for under cost method, and measurement alternative after the Group adopted ASU 2016-01 since January 1, 2018 because the preference shares were not considered as in-substance common stock and did not have readily determinable fair value or quoted market price.
[10]	As a result of the deconsolidation of 58 Home on November 27, 2015, the Group continues to retain equity interests in 58 Home through its ownership of certain 58 Home Ordinary Shares and 58 Home Series A Preference Shares. The Group’s investment in 58 Home Ordinary Shares was accounted for as an equity method investment in accordance with ASC 323. The Group’s investment in 58 Home Series A Preference Shares was accounted for under the cost method, and measurement alternative after the Group adopted ASU 2016-01 from January 1, 2018 as 58 Home Series A Preference Shares were not considered as in-substance common stock and the shares did not have readily determinable fair value or quoted market price. Since January 2018, the carrying amount of the Group’s investment in 58 Home Ordinary Shares has been reduced to zero due to the accumulated losses picked up from 58 Home. The Group has continued to record its share of losses in 58 Home in its consolidated statements of comprehensive income to the extent of its investment in 58 Home Series A Preference Shares. For the year ended December 31, 2017, 2018 and 2019, the Group recorded investment losses of RMB663.2 million, RMB79.6 million and RMB17.7 million, respectively, in share of results of equity investees in the consolidated statements of comprehensive income relating to the investments in 58 Home. In 2019, the carrying amount of the Group’s investment in 58 Home Series A Preference Shares was reduced to zero.
[11]	As of December 31, 2019, the increase in “Others” under measurement alternative mainly included newly acquired shares of other companies for an aggregate cash consideration of RMB199.9 million which were elected to be accounted for under measurement alternative because such investments were 1) not considered as in-substance common stock and did not have readily determinable fair values or quoted market price; or 2) the investments did not have readily determinable fair values or quoted market price and the Group did not have the ability to exercise significant influences over the investees. During the year ended December 31, 2019, a measurement alternative investment amounted to RMB11.8 million was fully impaired (see Note 2 (m)).